Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [Abstract]
Details of earnings per share
(1)

Basic EPS is calculated by dividing net income attributable to common shareholders by weighted-average number of common shares outstanding (Unit: Korean Won in millions, except for EPS and number of shares):

	For the years ended December 31
	2018	2019	2020
Net income attributable to common shareholders	2,033,182	1,872,207	1,307,266
Dividends to hybrid securities	(151,194)	(4,362)	(48,915)
Net income attributable to common shareholders	1,881,988	1,867,845	1,258,351
Weighted average number of common shares outstanding (Unit: million shares)	673	685	722
Basic EPS (Unit: Korean Won)	2,796	2,727	1,742

Schedule Of Weighted Average Number Of Shares
(2)	The weighted average number of common shares outstanding is as follows (Unit: number of shares, days):

	For the year ended December 31, 2019
	Period	Number of shares	Dates (Unit: Day)	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	2019-01-01 ~ 2019-12-31	673,271,226	365	245,743,997,490
Purchase of treasury stock	2019-01-08 ~ 2019-12-31	(11,453,702)	358	(4,100,425,316)
Disposal of treasury stock	2019-03-22 ~ 2019-12-31	18,346,782	285	5,228,832,870
Purchase of treasury stock	2019-08-26 ~ 2019-12-31	(1)	128	(128)
Disposal of treasury stock(*)	2019-09-26 ~ 2019-12-31	28,890,707	97	2,802,398,579
Disposal of treasury stock(*)	2019-11-22 ~ 2019-12-31	13,212,670	40	528,506,800
Purchase of treasury stock	2019-12-13 ~ 2019-12-31	(1)	19	(19)

Sub-total (①)				250,203,310,276

Weighted average number of common shares outstanding (②=(①/365)				685,488,521

(*)	In September 2019, Woori Bank disposed of 42,103,377 shares acquired through comprehensive exchange of shares in Woori Card Co., Ltd. and its parent company Woori Financial Group Inc.

	For the year ended December 31, 2020
	Period	Number of shares	Dates (Unit: Day)	Accumulated number of shares outstanding during period
Common shares issued at the beginning of the period	2020-01-01 ~ 2020-12-31	722,267,683	366	264,349,971,978
Treasury stock	2020-01-01 ~ 2020-12-31	(2)	366	(732)

Sub-total (①)				264,349,971,246

Weighted average number of common shares outstanding (②=(①/366)				722,267,681

Diluted EPS is equal to basic EPS because there is no dilution effect for the years ended December 31, 2019 and 2020.